STOCKHOLDERS' EQUITY (Details) (Common Stock [Member])	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
Common Stock [Member]
Common Shares issued in lieu of cash in payment of Preferred Share Derivative Interest	873,518
Common Shares issued pursuant to the conversion of Series C, Series E and Series G Preferred Share derivatives	91,628,937	29,863,563	140,493,195
Common shares sold pursuant to the LPC Purchase Agreement	39,630,813
Common shares issued as commitment shares pursuant to the LPC Purchase Agreement	3,957,239	1,200,588	1,505,613
Common shares issued pursuant to the exercise of cash warrants	2,633,334
Total Common Shares issued during the Current YTD	138,723,841	42,844,221	151,104,071